Interest and Finance Costs	6 Months Ended
Jun. 30, 2025
Interest and Finance Costs [Abstract]
Interest and Finance Costs
14.	Interest and Finance Costs:

Interest and finance costs are analyzed as follows:

	June 30, 2025	June 30, 2024
Interest on long-term debt and other financial liabilities	2,859	2,897
Interest on finance lease liability	453	867
Amortization of debt finance costs and debt discounts	337	362
Other	43	8
Total	3,692	4,134